                                    GMO TRUST

                       SUPPLEMENT DATED MARCH 27, 2002 TO
       GMO TRUST PROSPECTUS DATED JUNE 30, 2001 AS AMENDED MARCH 15, 2002

GMO EMERGING MARKETS FUND

Effective immediately, notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), the level of purchase premium and redemption fee charged by the GMO Emerging Markets Fund are each 0.80%; provided, however, that (i) with respect to shares purchased through third party intermediaries, the level of purchase premium and redemption fee charged by the GMO Emerging Markets Fund will remain 1.20% and 0.40%, respectively; and (ii) with respect to all other shareholders, the redemption fee of 0.80% shall apply only to shares acquired on or after the date hereof, and shares acquired prior to the date hereof will continue to be subject to the currently applicable redemption fee.

GMO ASIA FUND

Effective immediately, notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), the level of purchase premium and redemption fee charged by the GMO Asia Fund are each 0.80%; provided, however, that the redemption fee of 0.80% shall apply only to shares acquired on or after the date hereof, and that shares acquired prior to the date hereof will continue to be subject to the currently applicable redemption fee.

GMO EVOLVING COUNTRIES FUND

Effective April 1, 2002, the GMO Evolving Countries Fund will change its name to the "GMO Emerging Countries Fund." In addition, notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), effective April 1, 2002, (i) the GMO Evolving Countries Fund will not charge a purchase premium or redemption fee in connection with the purchase or sale of Fund shares and (ii) the Manager has contractually agreed to reimburse the GMO Evolving Countries Fund with respect to all Fund expenses through at least June 30, 2002 to the extent the Fund's total annual operating expenses exceed 1.25% of the Fund's average daily net assets.

                                    GMO TRUST

                       SUPPLEMENT DATED MARCH 27, 2002 TO
        GMO TRUST - EMERGING MARKETS FUND PROSPECTUS DATED JUNE 30, 2001

Effective immediately, notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), the level of purchase premium and redemption fee charged by the GMO Emerging Markets Fund are each 0.80%; provided, however, that (i) with respect to shares purchased through third party intermediaries, the level of purchase premium and redemption fee charged by the GMO Emerging Markets Fund will remain 1.20% and 0.40%, respectively; and (ii) with respect to all other shareholders, the redemption fee of 0.80% shall apply only to shares acquired on or after the date hereof, and shares acquired prior to the date hereof will continue to be subject to the currently applicable redemption fee.